Lease	12 Months Ended
Jun. 30, 2023
Lease [Abstract]
LEASE

NOTE 9 – LEASE

The Group has operating leases as the lessee for certain offices.

The Group’s lease agreements include lease payments that are fixed, do not contain material residual value guarantees or variable lease payments. The leases have remaining lease terms of up to four years without option to extend the lease. The Group’s leases do not contain restrictions or covenants that restrict the Group from incurring other financial obligations. The Group’s lease agreements may contain lease and non-lease components. Non-lease components primarily include payments for property management fee. Consideration for lease and non-lease components are allocated on a relative standalone selling price basis.

The components of lease cost were as follows:

For the year ended June 30, 2023
Operating lease cost	$1,070,385

For the year ended June 30, 2023
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,101,526
ROU assets obtained in exchange for new operating lease liabilities	815,324
Weighted-average remaining lease term (in years):
Operating leases	1.21
Weighted-average discount rate:
Operating leases	5.54%

For the year ended June 30, 2023, total operating lease costs of US$ 783,669,US$ 263,775, US $ 55,082  were recorded in general and administrative expenses, selling expenses and research and development expenses, respectively.

Total expenses under operating leases were US$ 942,606 and US$ 1,413,521 for the years ended June 30, 2021 and 2022, respectively.

Future minimum lease payments for operating leases as of June 30, 2023 are as follows:

Operating Leases
For the year ended June 30,2024	$733,982
For the year ended June 30,2025	105,063
Thereafter	-
Total minimum lease payments	839,045
Less: imputed interest	22,629
Total lease liability balance	$816,416

Minimum payments related to leases not yet commenced as of June 30, 2023	-